SEGMENT REPORTING - Reconciliations of Significant Segment Totals (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTEREST INCOME
Interest and fees on loans									$ 238,833	$ 228,585	$ 197,725
Interest on securities									25,948	31,983	36,523
Other investments									4,956	6,208	5,429
Total Interest Income	$ 67,425	$ 69,290	$ 66,878	$ 66,144	$ 66,978	$ 68,334	$ 66,338	$ 65,126	269,737	266,776	239,677
INTEREST EXPENSE
Deposits									83,498	92,694	75,075
Other borrowings and subordinated debt and debentures									6,224	7,834	8,273
Total Interest Expense									89,722	100,528	83,348
Net Interest Income	46,354	45,361	44,615	43,685	42,851	41,854	41,346	40,197	180,015	166,248	156,329
Provision for credit losses	1,923	1,991	1,500	721	2,217	1,488	19	744	6,135	4,468	6,210
Net Interest Income After Provision for Credit Losses									173,880	161,780	150,119
NON-INTEREST INCOME
Interchange income									13,860	13,992	13,996
Service charges on deposit accounts									12,022	11,870	12,361
Net gains on mortgage loans									6,780	6,579	7,436
Mortgage loan servicing, net									827	9,447	4,626
Other									12,155	14,474	12,257
Total Non-interest Income									45,644	56,362	50,676
NON-INTEREST EXPENSE
Compensation and employee benefits									85,194	84,955	78,965
Data processing									14,788	13,579	11,862
Occupancy, net									8,567	7,806	7,908
Interchange expense									4,641	4,504	4,332
Furniture, fixtures and equipment									3,467	3,762	3,756
Advertising									3,211	3,058	2,165
FDIC deposit insurance									2,824	2,870	3,005
Loan and collection									2,737	2,474	2,174
Legal and professional									2,448	2,566	2,208
Communications									1,997	2,095	2,406
Other									8,359	7,427	8,338
Total Non-interest Expense									138,233	135,096	127,119
Income Before Income Tax	20,311	21,176	20,678	19,126	22,768	17,291	23,166	19,821	81,291	83,046	73,676
Income tax expense									12,750	16,256	14,609
Net Income	18,572	$ 17,502	$ 16,877	$ 15,590	18,461	$ 13,810	$ 18,528	$ 15,991	68,541	66,790	59,067
OTHER SEGMENT DISCLOSURES
Depreciation									4,993	5,188	5,183
Amortization									487	516	547
Total assets	5,505,720				5,338,104				5,505,720	5,338,104	5,263,726
Operating Segments | Independent Bank
INTEREST INCOME
Interest and fees on loans									238,532	228,325	197,489
Interest on securities									25,948	31,983	36,523
Other investments									4,956	6,208	5,429
Total Interest Income									269,436	266,516	239,441
INTEREST EXPENSE
Deposits									84,854	94,440	76,392
Other borrowings and subordinated debt and debentures									828	2,016	2,547
Total Interest Expense									85,682	96,456	78,939
Net Interest Income									183,754	170,060	160,502
Provision for credit losses									6,135	4,468	6,210
Net Interest Income After Provision for Credit Losses									177,619	165,592	154,292
NON-INTEREST INCOME
Interchange income									13,860	13,992	13,996
Service charges on deposit accounts									12,022	11,870	12,361
Net gains on mortgage loans									6,543	6,374	7,270
Mortgage loan servicing, net									827	9,447	4,626
Other									11,751	14,074	11,867
Total Non-interest Income									45,003	55,757	50,120
NON-INTEREST EXPENSE
Compensation and employee benefits									84,799	84,580	78,444
Data processing									14,709	13,505	11,790
Occupancy, net									8,544	7,782	7,884
Interchange expense									4,641	4,504	4,332
Furniture, fixtures and equipment									3,464	3,759	3,751
Advertising									3,202	3,049	2,156
FDIC deposit insurance									2,824	2,870	3,005
Loan and collection									2,737	2,474	2,174
Legal and professional									2,009	2,163	1,748
Communications									1,972	2,073	2,381
Other									7,559	6,674	7,537
Total Non-interest Expense									136,460	133,433	125,202
Income Before Income Tax									86,162	87,916	79,210
Income tax expense									14,195	17,334	15,842
Net Income									71,967	70,582	63,368
OTHER SEGMENT DISCLOSURES
Depreciation									4,991	5,185	5,178
Amortization									487	516	547
Total assets	5,499,615				5,328,488				5,499,615	5,328,488	5,259,523
Segment Reporting, Reconciling Item, Corporate Nonsegment
INTEREST INCOME
Interest and fees on loans									0	0	0
Interest on securities									0	0	0
Other investments									1,356	1,746	1,317
Total Interest Income									1,356	1,746	1,317
INTEREST EXPENSE
Deposits									0	0	0
Other borrowings and subordinated debt and debentures									5,396	5,818	5,726
Total Interest Expense									5,396	5,818	5,726
Net Interest Income									(4,040)	(4,072)	(4,409)
Provision for credit losses									0	0	0
Net Interest Income After Provision for Credit Losses									(4,040)	(4,072)	(4,409)
NON-INTEREST INCOME
Interchange income									0	0	0
Service charges on deposit accounts									0	0	0
Net gains on mortgage loans									0	0	0
Mortgage loan servicing, net									0	0	0
Other									1,278	1,082	927
Total Non-interest Income									1,278	1,082	927
NON-INTEREST EXPENSE
Compensation and employee benefits									545	493	609
Data processing									79	74	72
Occupancy, net									23	24	24
Interchange expense									0	0	0
Furniture, fixtures and equipment									3	3	5
Advertising									9	9	9
FDIC deposit insurance									0	0	0
Loan and collection									0	0	0
Legal and professional									439	403	460
Communications									25	22	25
Other									800	753	801
Total Non-interest Expense									1,923	1,781	2,005
Income Before Income Tax									(4,685)	(4,771)	(5,487)
Income tax expense									(1,406)	(1,057)	(1,223)
Net Income									(3,279)	(3,714)	(4,264)
OTHER SEGMENT DISCLOSURES
Depreciation									2	3	5
Amortization									0	0	0
Total assets	565,709				549,242				565,709	549,242	493,158
Eliminations
INTEREST INCOME
Interest and fees on loans									301	260	236
Interest on securities									0	0	0
Other investments									(1,356)	(1,746)	(1,317)
Total Interest Income									(1,055)	(1,486)	(1,081)
INTEREST EXPENSE
Deposits									(1,356)	(1,746)	(1,317)
Other borrowings and subordinated debt and debentures									0	0	0
Total Interest Expense									(1,356)	(1,746)	(1,317)
Net Interest Income									301	260	236
Provision for credit losses									0	0	0
Net Interest Income After Provision for Credit Losses									301	260	236
NON-INTEREST INCOME
Interchange income									0	0	0
Service charges on deposit accounts									0	0	0
Net gains on mortgage loans									237	205	166
Mortgage loan servicing, net									0	0	0
Other									(874)	(682)	(537)
Total Non-interest Income									(637)	(477)	(371)
NON-INTEREST EXPENSE
Compensation and employee benefits									(150)	(118)	(88)
Data processing									0	0	0
Occupancy, net									0	0	0
Interchange expense									0	0	0
Furniture, fixtures and equipment									0	0	0
Advertising									0	0	0
FDIC deposit insurance									0	0	0
Loan and collection									0	0	0
Legal and professional									0	0	0
Communications									0	0	0
Other									0	0	0
Total Non-interest Expense									(150)	(118)	(88)
Income Before Income Tax									(186)	(99)	(47)
Income tax expense									(39)	(21)	(10)
Net Income									(147)	(78)	(37)
OTHER SEGMENT DISCLOSURES
Depreciation									0	0	0
Amortization									0	0	0
Total assets	$ (559,604)				$ (539,626)				$ (559,604)	$ (539,626)	$ (488,955)